SUBSEQUENT EVENTS (Details Narrative)								12 Months Ended
	Apr. 28, 2022 USD ($) $ / shares shares	Apr. 02, 2022 USD ($)	Apr. 02, 2022 CNY (¥)	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 11, 2022 shares	Mar. 03, 2022 shares	Nov. 15, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 04, 2018 $ / shares
Subsequent Event [Line Items]
Ordinary Shares issued, shares | shares							16,666
Ordinary Shares issued							$ 16,666	$ 20,810,388	$ 16,666
Common stock par value | $ / shares								$ 0		$ 0	$ 1.00
Common Stock [Member]
Subsequent Event [Line Items]
Ordinary Shares issued, shares | shares								5,000,000	4,999,850
Ordinary Shares issued
Subsequent Event [Member] | Xiaogang Qin [Member]
Subsequent Event [Line Items]
Salaries		$ 42,872	¥ 273,340
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Yundian BVI [Member]
Subsequent Event [Line Items]
Ownership percentage				100.00%
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Yundian [Member]
Subsequent Event [Line Items]
Ownership percentage				100.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Five Accredited Investors [Member]
Subsequent Event [Line Items]
Convertible note original principal amount	$ 1,100,000
Number of warrants to purchase ordinary shares | shares	1,600,000
Gross proceeds from issuance of warrants	$ 1,000,000
Warrant exercise price | $ / shares	$ 0.60
Note interest rate percentage	10.00%
Note payable term	18 months
original issue discount	$ 100,000
Purchaser fees	$ 4,000
Note prepayment description	The Company may prepay all or a portion of the Note at any time by paying 120%
Debt conversion price | $ / shares	$ 0.50
Percentage of the lowest daily volume-weighted average price	80.00%
Subsequent Event [Member] | Common Stock [Member] | Stock Purchase Agreement [Member] | Yundian BVI [Member]
Subsequent Event [Line Items]
Ordinary Shares issued, shares | shares				9,000,000
Ownership percentage				100.00%
Ordinary Shares issued				$ 8,100,000
Common stock par value | $ / shares				$ 0
Share price | $ / shares				$ 0.9
2022 Equity Stock Incentive Plan [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Ordinary Shares issued, shares | shares						4,945,313
2022 Equity Stock Incentive Plan [Member] | Subsequent Event [Member] | Common Stock [Member] | Termination Agreement [Member]
Subsequent Event [Line Items]
Repurchase of stock | shares					7,968,755